Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt Disclosure [Text Block]
Debt
EQR does not have any indebtedness as all debt is incurred by the Operating Partnership. EQR guaranteed the Operating Partnership's $500.0 million unsecured senior term loan, which was repaid at maturity on October 5, 2012, and also guarantees the Operating Partnership's revolving credit facility up to the maximum amount and for the full term of the facility.

Mortgage Notes Payable
As of December 31, 2012, the Company had outstanding mortgage debt of approximately $3.9 billion.
During the year ended December 31, 2012, the Company:

▪	Repaid $364.3 million of mortgage loans;

▪	Obtained $26.5 million of new mortgage loan proceeds; and

▪	Assumed $137.6 million of mortgage debt on two acquired properties.
The Company recorded approximately $0.3 million and $1.6 million of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, during the year ended December 31, 2012 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2012, the Company had $362.2 million of secured debt subject to third party credit enhancement.
As of December 31, 2012, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through June 15, 2051. At December 31, 2012, the interest rate range on the Company’s mortgage debt was 0.11% to 11.25%. During the year ended December 31, 2012, the weighted average interest rate on the Company’s mortgage debt was 4.96%.
The historical cost, net of accumulated depreciation, of encumbered properties was $4.4 billion and $4.9 billion at December 31, 2012 and 2011, respectively.
As of December 31, 2011, the Company had outstanding mortgage debt of approximately $4.1 billion.

During the year ended December 31, 2011, the Company:

▪	Repaid $991.7 million of mortgage loans;

▪	Obtained $190.9 million of new mortgage loan proceeds; and

▪	Assumed $158.2 million of mortgage debt on five acquired properties.
The Company recorded approximately $4.4 million of write-offs of unamortized deferred financing costs during the year ended December 31, 2011 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2011, the Company had $455.6 million of secured debt subject to third party credit enhancement.
As of December 31, 2011, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2011, the interest rate range on the Company’s mortgage debt was 0.05% to 11.25%. During the year ended December 31, 2011, the weighted average interest rate on the Company’s mortgage debt was 4.84%.

Notes
The following tables summarize the Company’s unsecured note balances and certain interest rate and maturity date information as of and for the years ended December 31, 2012 and 2011, respectively:

December 31, 2012 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,329,352	4.625% - 7.57%	5.70%	2013 - 2026
Floating Rate Public/Private Notes (1)	301,523	(1)	1.83%	2013
Totals	$4,630,875

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

(1)	At December 31, 2012 and 2011, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.
The Company’s unsecured public debt contains certain financial and operating covenants including, among other things, maintenance of certain financial ratios. The Company was in compliance with its unsecured public debt covenants for both the years ended December 31, 2012 and 2011.

An unlimited amount of equity and debt securities remains available for issuance by EQR and ERPOP under a universal shelf registration statement that became automatically effective upon filing with the SEC in October 2010 and expires on October 15, 2013. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds of all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis) or preference units (on a one-for-one preferred share per preference unit basis).
During the year ended December 31, 2012, the Company:

▪	Repaid $253.9 million of 6.625% unsecured notes at maturity;

▪	Repaid $222.1 million of 5.500% unsecured notes at maturity;

▪	Repaid its $500.0 million term loan facility at maturity; and

▪
Entered into a new senior unsecured $500.0 million delayed draw term loan facility that could have been drawn anytime on or before July 4, 2012. The Company elected not to draw on this facility and subject to the terms of the agreement, the facility expired undrawn. The Company recorded approximately $1.0 million of write-offs of unamortized deferred financing costs at termination.

During the year ended December 31, 2011, the Company:

▪	Repaid $93.1 million of 6.95% unsecured notes at maturity;

▪	Exercised the second of its two one-year extension options for its $500.0 million term loan facility resulting in a maturity date of October 5, 2012;

▪	Redeemed $482.5 million of its 3.85% unsecured notes with a final maturity of 2026 at par and no premium was paid; and

▪
Issued $1.0 billion of ten-year 4.625% fixed rate public notes in a public offering, receiving net proceeds of $996.2 million before underwriting fees and other expenses. The notes are at an all-in effective interest rate of approximately 6.2% after termination of various forward starting swaps in conjunction with the issuance (see Note 9 for further discussion).

On November 26, 2012, the Company obtained a commitment for a senior unsecured bridge loan facility in an aggregate principal amount not to exceed $2.5 billion to finance the acquisition of 60% of the assets and liabilities of Archstone Enterprise LP ("Archstone"), a privately-held owner, operator and developer of multifamily apartment properties (see Note 18 for further discussion). The Company incurred fees totaling $16.3 million to structure this facility, of which $8.4 million was written off in 2012 in conjunction with additional capital raising activities which curtailed amounts available on this facility. See Note 18 for discussion on the cancellation of this facility.
In December 2011, the Company obtained a commitment for a senior unsecured bridge loan facility in an aggregate principal amount not to exceed $1.0 billion to finance the potential acquisition of an ownership interest in Archstone. The Company paid fees of $2.6 million to structure this facility, which were recorded as deferred financing costs and amortized in 2011. On January 6, 2012, the Company terminated this $1.0 billion bridge loan facility in connection with an amendment to the Company's revolving credit facility (see below for further discussion) and the execution of the $500.0 million delayed draw term loan facility discussed above.
On October 11, 2007, the Company closed on a $500.0 million senior unsecured term loan. Effective April 5, 2011, the Company exercised the second of its two one-year extension options, resulting in a maturity date of October 5, 2012. The Company paid off this term loan at maturity. The loan bore interest at variable rates based upon LIBOR plus a spread (0.50%) dependent upon the credit rating on the Company’s long-term senior unsecured debt.

On August 23, 2006, the Company issued $650.0 million of exchangeable notes that were to mature on August 15, 2026. The notes bore interest at a fixed rate of 3.85%. The notes were exchangeable into Common Shares, at the option of the holders, under specific circumstances or on or after August 15, 2025, at an exchange rate of 16.3934 shares per $1,000 principal amount of notes (equivalent to an exchange price of $61.00 per share). On August 18, 2011 (the "Redemption Date"), the Operating Partnership redeemed all of the outstanding notes for $482.5 million in cash, which was equal to 100% of the principal amount of such notes, plus accrued and unpaid interest up to but excluding the Redemption Date. See Note 2 for more information on the change in the recognition of interest expense for these notes.

Lines of Credit

In July 2011, the Company replaced its then existing unsecured revolving credit facility with a new $1.25 billion unsecured revolving credit facility maturing on July 13, 2014, subject to a one-year extension option exercisable by the Company. The Company had the ability to increase available borrowings by an additional $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments. On January 6, 2012, the Company amended this credit facility to increase available borrowings by an additional $500.0 million to $1.75 billion with all other terms, including the July 13, 2014 maturity date, remaining the same. The interest rate on advances under the credit facility was generally LIBOR plus a spread (1.15%) and the Company paid an annual facility fee of 0.2%. Both the spread and the facility fee were dependent on the credit rating of the Company's long-term debt. See Note 18 for discussion on the Company's replacement of this unsecured revolving credit facility. The facility had replaced the Company's previous $1.425 billion facility which was scheduled to mature in February 2012. The Company wrote-off $0.2 million in unamortized deferred financing costs related to the old facility.

As of December 31, 2012, the amount available on the credit facility was $1.72 billion (net of $30.2 million which was restricted/dedicated to support letters of credit) and there was no amount outstanding. See Note 18 for amounts available on the Company's replacement facility. During the year ended December 31, 2012, the weighted average interest rate was 1.35%. As of December 31, 2011, the amount available on the credit facility was $1.22 billion (net of $31.8 million which was restricted/dedicated to support letters of credit) and there was no amount outstanding. During the year ended December 31, 2011, the weighted average interest rate was 1.42%.

Other

The following table provides a summary of the aggregate payments of principal on all debt for each of the next five years and thereafter (amounts in thousands):

Year	Total (1)
2013	$526,310
2014	586,323
2015	417,812
2016	1,190,538
2017	1,446,576
Thereafter	4,341,101
Net Unamortized Premium	20,584
Total	$8,529,244

(1)	Premiums and discounts are amortized over the life of the debt.